REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Revenue Recognition [Abstract]
Rebates	$ 3,183	$ 3,090
Chargebacks	938	1,114
Returns	602	573
Other	116	141
Sales Reserves And Allowances	$ 4,839	$ 4,918